SHORT-TERM AND LONG TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term and Long-term Debt
Short-term and long-term debt outstanding as of September 30, 2018 and December 31, 2017 included:

	September 30, 2018	December 31, 2017
	(in millions)
Short-term debt:
AB commercial paper (with interest rates of 2.2% and 1.6%)	$398	$491
AB revolving credit facility (with interest rate of 2.4%)	—	75
AXA Financial commercial paper (with interest rates of 0% and 1.6%)	—	1,290
Total short-term debt	398	1,856

Long-term debt:
Senior Notes (5.00%, due 2048)	1,480	—
Senior Notes (4.35%, due 2028)	1,486	—
Senior Notes (3.90%, due 2023)	793	—
Delayed Draw Term Loan (3 month LIBOR + 1.125%, due 2021)	300	—
AXA Financial Senior Debentures, 7.0%, due 2028	349	349
AXA Equitable non-recourse mortgage debt (with interest rates of 4.1%)	—	82
AXA Equitable non-recourse mortgage debt (with interest rates of 3.9%)	—	121
Total long-term debt	4,408	552
Total short-term and long-term debt	$4,806	$2,408

Short-term and long term debt consists of the following:

	December 31,
	2017	2016
	(in millions)
Short-term debt:
AB revolving credit facility (with interest rate of 2.4%)	$75	$—
AB commercial paper (with interest rates of 1.6% and 0.9%)	491	513
AXA Financial commercial paper (with interest rates of 1.6% and 1.5%)	1,290	743

Total short-term debt	$1,856	$1,256

Long-term debt:
AXA Financial Senior Debentures, 7.0%, due 2028	349	349
AXA Equitable non-recourse mortgage debt (with interest rate of 4.1%)	82	—
AXA Equitable non-recourse mortgage debt (with interest rate of 3.9%)	121	—

Total Short-term and Long-term debt	$2,408	$1,605

Schedule of Line of Credit Facilities

Credit facilities available to the Company consist of following:

	Date			Available to Company
Facilities	Start	Maturity	Total Facility	Revolver	Swingline
			(In Millions)
Bilateral Facilities:
JP Morgan	5/7/2014	5/7/2019	$400	$250	$250
Citibank	12/18/2015	12/18/2020	$300	$300	$300
BAML	7/28/2016	7/28/2021	$450	$300	$300
Syndicated Facilities:
Club Deal (HSBC as Agent)	12/12/2014	12/11/2020	€1,570	€1,570	$1,000
Club Deal (Citibank as Agent)	6/26/2015	6/26/2021	$1,295	$250	$250
AB Revolver	11/29/2017	11/28/2018	$200	$200	$—
AB Credit Facility	10/22/2014	10/22/2019	$1,000	$1,000	$240
Affiliated Facilities:
AXA S.A.	11/18/2016	11/18/2019	$1,500	$1,500	$—